Vanguard Target Maturity 2034 Corporate Bond ETF Annual Fund Operating Expenses - ETF Prospectus [Member] - Vanguard Target Maturity 2034 Corporate Bond ETF - ETF Shares	Sep. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.08%	[1]

[1]	The expense information shown in the table reflects estimated amounts for the current fiscal year.